Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 8,381	$ 10,447	$ 70,964	$ (10,950)	$ 1,462	$ 80,304
Net income				7,379		7,379
Share-based compensation expense			301			301
Issuance of common stock		41	149			190
Dividend on preferred stock				(89)		(89)
Change in net unrealized (loss) gain on available-for-sale securities, net of tax					(360)	(360)
Change in net unrealized gain (loss) on derivative, net of tax					(178)	(178)
Balance at Dec. 31, 2012	8,381	10,488	71,414	(3,660)	924	87,547
Net income				1,986		1,986
Share-based compensation expense			629			629
Repurchase of common stock		(50)	(246)			(296)
Dividend on preferred stock				(84)		(84)
Change in net unrealized (loss) gain on available-for-sale securities, net of tax					(2,295)	(2,295)
Change in net unrealized gain (loss) on derivative, net of tax					199	199
Balance at Dec. 31, 2013	$ 8,381	$ 10,438	$ 71,797	$ (1,758)	$ (1,172)	$ 87,686